UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA HIGH-YIELD OPPORTUNITIES FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48486-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2011 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (68.2%)

              CONSUMER DISCRETIONARY (8.4%)
              -----------------------------
              ADVERTISING (0.3%)
$     2,892   Clear Channel Communications, Inc. (a)            3.86%          1/29/2016     $     2,579
      1,600   Clear Channel Worldwide Holdings, Inc.            9.25          12/15/2017           1,784
        400   Clear Channel Worldwide Holdings, Inc.            9.25          12/15/2017             446
                                                                                            ------------
                                                                                                   4,809
                                                                                            ------------
              APPAREL RETAIL (0.2%)
      3,000   Brown Shoe Co., Inc. (b),(c)                      7.13           5/15/2019           3,023
                                                                                            ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
      3,000   Hanesbrands, Inc.                                 6.38          12/15/2020           3,000
      4,034   Kellwood Co.(d)                                  12.88          12/31/2014           3,757
      2,000   Quiksilver, Inc.                                  6.88           4/15/2015           1,985
                                                                                            ------------
                                                                                                   8,742
                                                                                            ------------
              AUTO PARTS & EQUIPMENT (0.2%)
      1,000   American Axle & Manufacturing Holdings, Inc. (b)  9.25           1/15/2017           1,120
      1,298   Federal-Mogul Corp. (a)                           2.15          12/27/2014           1,268
        662   Federal-Mogul Corp. (a)                           2.15          12/27/2015             647
        500   Tenneco, Inc.                                     8.13          11/15/2015             534
      1,000   Tenneco, Inc.                                     7.75           8/15/2018           1,062
                                                                                            ------------
                                                                                                   4,631
                                                                                            ------------
              BROADCASTING (0.8%)
      1,000   Cumulus Media, Inc. (b),(c)                       7.75           5/01/2019           1,000
      3,000   LBI Media, Inc. (b)                               8.50           8/01/2017           2,572
      1,000   Nexstar Broadcasting Group, Inc.                  8.88           4/15/2017           1,102
      1,000   Sinclair Television Group, Inc. (b)               9.25          11/01/2017           1,125
      1,000   Sinclair Television Group, Inc.                   8.38          10/15/2018           1,073
        968   Telesat Canada (a)                                3.22          10/31/2014             969
      3,912   Univision Communications, Inc. (a)                4.46          10/25/2017           3,837
      1,000   Univision Communications, Inc. (b)                7.88          11/01/2020           1,068
      1,000   Univision Communications, Inc. (b)                8.50           5/15/2021           1,041
                                                                                            ------------
                                                                                                  13,787
                                                                                            ------------
              CABLE & SATELLITE (0.9%)
      1,000   Cablevision Systems Corp.                         7.75           4/15/2018           1,094
      3,500   Cablevision Systems Corp.                         8.00           4/15/2020           3,867
      1,320   CCH II, LLC (b)                                  13.50          11/30/2016           1,595
      1,000   CCO Holdings, LLC                                 7.25          10/30/2017           1,068
        500   CCO Holdings, LLC                                 7.88           4/30/2018             543
        500   CCO Holdings, LLC                                 7.00           1/15/2019             523
      2,000   Cequel Communications Holdings I, LLC and
                    Cequel Capital Corp. (b)                    8.63          11/15/2017           2,150
      3,000   Mediacom Broadband, LLC                           8.50          10/15/2015           3,135
      1,000   Mediacom Broadband, LLC                           9.13           8/15/2019           1,087
      1,000   Virgin Media Finance plc                          8.38          10/15/2019           1,130
                                                                                            ------------
                                                                                                  16,192
                                                                                            ------------

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1  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (3.2%)
$     3,000   Boyd Gaming Corp.                                 7.13%          2/01/2016     $     2,850
      3,235   Caesar's Entertainment Operating Co., Inc. (a)    3.27           1/28/2015           3,037
      3,000   Caesar's Entertainment Operating Co., Inc.       11.25           6/01/2017           3,427
      6,025   Caesar's Entertainment Operating Co., Inc.       10.00          12/15/2018           5,663
        172   Caesar's Entertainment Operating Co., Inc.       10.00          12/15/2018             162
      8,000   CityCenter Holdings, LLC (b)                      7.63           1/15/2016           8,360
      3,000   CityCenter Holdings, LLC (b)                     10.75           1/15/2017           3,161
      2,160   Inn of the Mountain Gods Resort & Casino
                     (b),(d)                                    1.25          11/30/2020           1,177
        960   Inn of the Mountain Gods Resort & Casino (b)      8.75          11/30/2020             950
      2,000   Isle of Capri Casinos, Inc.                       7.00           3/01/2014           2,010
      3,000   Jacobs Entertainment, Inc.                        9.75           6/15/2014           3,082
      1,030   MGM Mirage                                        6.75           9/01/2012           1,056
      1,675   MGM Mirage (a)                                    7.00           2/21/2014           1,661
      1,000   MGM Mirage                                       10.38           5/15/2014           1,161
      2,000   MGM Mirage                                        6.63           7/15/2015           1,935
      1,000   MGM Mirage                                       11.13          11/15/2017           1,173
      1,500   MGM Mirage                                        9.00           3/15/2020           1,676
      1,000   Pinnacle Entertainment, Inc.                      8.63           8/01/2017           1,108
      1,000   Pinnacle Entertainment, Inc.                      8.75           5/15/2020           1,078
      5,000   Revel Entertainment, LLC (a)                      9.00           1/24/2017           4,919
      1,000   Scientific Games International, Inc. (b)          8.13           9/15/2018           1,063
      2,000   Shingle Springs Tribal Gaming Auth. (b)           9.38           6/15/2015           1,435
      3,000   Snoqualmie Entertainment Auth. (b)                4.20 (e)       2/01/2014           2,756
      1,000   Snoqualmie Entertainment Auth. (b)                9.13           2/01/2015           1,013
      2,000   Turning Stone Resort Casino (b)                   9.13           9/15/2014           2,085
                                                                                            ------------
                                                                                                  57,998
                                                                                            ------------
              CATALOG RETAIL (0.1%)
      2,500   Harry & David Operations Corp. (f)                9.00           3/01/2013             588
      1,000   QVC, Inc. (b)                                     7.13           4/15/2017           1,055
      1,000   QVC, Inc. (b)                                     7.38          10/15/2020           1,057
                                                                                            ------------
                                                                                                   2,700
                                                                                            ------------
              DEPARTMENT STORES (0.3%)
      3,200   Dillard's, Inc.                                   7.13           8/01/2018           3,304
      1,025   J.C. Penney Co., Inc.                             7.40           4/01/2037             981
      2,100   May Dept Stores Co.                               7.88           8/15/2036           2,142
                                                                                            ------------
                                                                                                   6,427
                                                                                            ------------
              HOMEBUILDING (0.1%)
      1,000   Beazer Homes (b)                                  9.13           5/15/2019           1,005
      1,000   Lennar Corp.                                     12.25           6/01/2017           1,235
                                                                                            ------------
                                                                                                   2,240
                                                                                            ------------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
      1,000   NCL Corp. Ltd.                                   11.75          11/15/2016           1,178
      2,000   Royal Caribbean Cruises Ltd.                      7.25           6/15/2016           2,145
                                                                                            ------------
                                                                                                   3,323
                                                                                            ------------
              LEISURE FACILITIES (0.3%)
      2,000   ClubCorp. (b)                                    10.00          12/01/2018           2,040
      3,000   Palace Entertainment Holdings, LLC (b)            8.88           4/15/2017           3,113
                                                                                            ------------
                                                                                                   5,153
                                                                                            ------------
              LEISURE PRODUCTS (0.2%)
      3,000   FGI Operating Co., Inc.                          10.25           8/01/2015           3,255
                                                                                            ------------
              MOVIES & ENTERTAINMENT (0.3%)
      1,500   AMC Entertainment, Inc.                           8.75           6/01/2019           1,626
      1,000   Cinemark USA, Inc.                                8.63           6/15/2019           1,097
      1,000   Live Nation Entertainment, Inc. (b)               8.13           5/15/2018           1,027
      1,000   Production Resource Group (b)                     8.88           5/01/2019           1,035

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$       250   WMG Acquisition Corp.                             9.50%          6/15/2016     $       268
                                                                                            ------------
                                                                                                   5,053
                                                                                            ------------
              PUBLISHING (0.1%)
        195   American Media, Inc. (b)                          9.00           5/01/2013             211
      2,000   McClatchy Co.                                    11.50           2/15/2017           2,190
                                                                                            ------------
                                                                                                   2,401
                                                                                            ------------
              RESTAURANTS (0.4%)
      2,000   CKE Restaurants, Inc.                            11.38           7/15/2018           2,240
      3,000   DineEquity, Inc. (b)                              9.50          10/30/2018           3,308
      2,280   Dunkin Finance Corp. (b)                          9.63          12/01/2018           2,331
                                                                                            ------------
                                                                                                   7,879
                                                                                            ------------
              SPECIALIZED CONSUMER SERVICES (0.1%)
        600   Mac-Gray Corp.                                    7.63           8/15/2015             614
      1,000   Stewart Enterprises, Inc. (b)                     6.50           4/15/2019           1,016
                                                                                            ------------
                                                                                                   1,630
                                                                                            ------------
              TIRES & RUBBER (0.2%)
      3,000   Goodyear Tire & Rubber Co.                        8.25           8/15/2020           3,353
                                                                                            ------------
              Total Consumer Discretionary                                                       152,596
                                                                                            ------------

              CONSUMER STAPLES (2.1%)
              -----------------------
              DRUG RETAIL (1.0%)
     13,100   CVS Caremark Corp.                                6.30           6/01/2037          12,972
      1,000   Rite Aid Corp.                                    8.63           3/01/2015             943
      2,000   Rite Aid Corp.                                    9.75           6/12/2016           2,265
      2,000   Rite Aid Corp.                                   10.38           7/15/2016           2,185
                                                                                            ------------
                                                                                                  18,365
                                                                                            ------------
              FOOD RETAIL (0.3%)
      1,210   Albertsons, Inc.                                  8.70           5/01/2030           1,098
      1,000   American Stores Co.                               8.00           6/01/2026             903
      3,000   ARAMARK Corp. (g)                                 8.50           2/01/2015           3,131
      1,000   Susser Holdings Corp.                             8.50           5/15/2016           1,089
                                                                                            ------------
                                                                                                   6,221
                                                                                            ------------
              HOUSEHOLD PRODUCTS (0.3%)
      2,250   Diversey, Inc.                                    8.25          11/15/2019           2,447
      2,000   Spectrum Brands, Inc. (b)                         9.50           6/15/2018           2,235
                                                                                            ------------
                                                                                                   4,682
                                                                                            ------------
              PACKAGED FOODS & MEAT (0.5%)
      2,000   Blue Merger Sub, Inc. (b)                         7.63           2/15/2019           2,060
      4,750   Reddy Ice Corp.                                  11.25           3/15/2015           4,952
      2,175   Reddy Ice Holdings, Inc.                         10.50          11/01/2012           2,169
                                                                                            ------------
                                                                                                   9,181
                                                                                            ------------
              Total Consumer Staples                                                              38,449
                                                                                            ------------

              ENERGY (12.4%)
              --------------
              COAL & CONSUMABLE FUELS (0.6%)
      1,000   Arch Coal, Inc.                                  7.25          10/01/2020            1,083
      1,500   CONSOL Energy, Inc.                              8.00           4/01/2017            1,665
      1,000   CONSOL Energy, Inc.                              8.25           4/01/2020            1,117
      3,000   James River Escrow, Inc. (b)                     7.88           4/01/2019            3,124
      1,500   Murray Energy Corp. (b)                         10.25          10/15/2015            1,620
      2,000   Peabody Energy Corp.                             7.88          11/01/2026            2,255
                                                                                            ------------
                                                                                                  10,864
                                                                                            ------------
              OIL & GAS DRILLING (0.2%)
      1,000   Parker Drilling Co.                              9.13           4/01/2018            1,112

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3  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$      1,799  Stallion Oilfield Holdings, Ltd.                 10.50%          2/15/2015     $     1,952
                                                                                            ------------
                                                                                                   3,064
                                                                                            ------------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
      2,500   Basic Energy Services, Inc.                       7.13           4/15/2016           2,565
      1,000   Basic Energy Services, Inc. (b)                   7.75           2/15/2019           1,055
        500   Calfrac Holdings, LP (b)                          7.50          12/01/2020             526
      1,000   Global Geophysical Services, Inc.                10.50           5/01/2017           1,085
      1,500   Helix Energy Solutions Group, Inc. (b)            9.50           1/15/2016           1,596
      2,000   Mcjunkin Red Man Corp. (b)                        9.50          12/15/2016           2,065
      1,700   Seitel, Inc.                                      9.75           2/15/2014           1,749
      1,868   TRICO Marine Services, Inc. (b)                  13.88 (e)      11/01/2014           1,450
                                                                                            ------------
                                                                                                  12,091
                                                                                            ------------
              OIL & GAS EXPLORATION & PRODUCTION (3.8%)
      2,000   Alta Mesa Holdings (b)                            9.63          10/15/2018           2,060
      1,000   Chaparral Energy, Inc.                            8.88           2/01/2017           1,065
      3,000   Chaparral Energy, Inc. (b)                        8.25           9/01/2021           3,180
      3,000   Chesapeake Energy Corp.                           6.63           8/15/2020           3,232
     10,000   Chesapeake Energy Corp.                           6.13           2/15/2021          10,337
      2,000   Comstock Resources, Inc.                          7.75           4/01/2019           2,055
      3,000   EV Energy Partners, LP (b)                        8.00           4/15/2019           3,113
      3,000   GMX Resources, Inc. (b)                          11.38           2/15/2019           3,008
      5,000   Hilcorp Energy I, LP (b)                          8.00           2/15/2020           5,387
      1,000   Hilcorp Energy I, LP (b)                          7.63           4/15/2021           1,050
      2,000   Laredo Petroleum, Inc. (b)                        9.50           2/15/2019           2,135
      2,000   Linn Energy LLC                                   8.63           4/15/2020           2,225
      3,000   NFR Energy, LLC (b)                               9.75           2/15/2017           2,970
      3,000   Penn Virginia Corp.                               7.25           4/15/2019           3,045
      1,000   PetroQuest Energy, Inc.                          10.00           9/01/2017           1,070
      1,000   Plains Exploration & Production Co.               7.63           6/01/2018           1,075
      1,000   Plains Exploration & Production Co.               7.63           4/01/2020           1,075
      3,000   Plains Exploration & Production Co.               6.63           5/01/2021           3,045
        900   QEP Resources, Inc.                               6.80           3/01/2020             938
      2,000   Quicksilver Resources, Inc.                       8.25           8/01/2015           2,125
      2,000   Quicksilver Resources, Inc.                       7.13           4/01/2016           2,000
      2,000   Rosetta Resources, Inc.                           9.50           4/15/2018           2,250
      1,000   SandRidge Energy, Inc. (b)                        9.88           5/15/2016           1,120
      1,000   SandRidge Energy, Inc. (b)                        9.88           5/15/2016           1,058
      1,000   SandRidge Energy, Inc. (b)                        8.00           6/01/2018           1,059
      2,000   Stone Energy Corp.                                8.63           2/01/2017           2,100
      5,000   Venoco, Inc.                                      8.88           2/15/2019           5,031
                                                                                            ------------
                                                                                                  68,808
                                                                                            ------------
              OIL & GAS REFINING & MARKETING (0.4%)
      1,000   Citgo Petroleum Corp. (b)                        11.50           7/01/2017           1,182
      2,000   Coffeyville Resources (b)                        10.88           4/01/2017           2,290
      2,000   Crosstex Energy, LP                               8.88           2/15/2018           2,200
      1,000   Tesoro Corp.                                      6.63          11/01/2015           1,039
      1,000   Tesoro Corp.                                      9.75           6/01/2019           1,142
                                                                                            ------------
                                                                                                   7,853
                                                                                            ------------
              OIL & GAS STORAGE & TRANSPORTATION (6.8%)
      4,000   Copano Energy, LLC                                7.13           4/01/2021           4,110
     12,061   El Paso Corp.                                     7.80           8/01/2031          13,843
      4,000   El Paso Corp.                                     7.75           1/15/2032           4,599
     21,400   Enbridge Energy Partners, LP (g)                  8.05          10/01/2037          23,407
      2,500   Energy Transfer Equity, LP                        7.50          10/15/2020           2,750
     12,250   Enterprise Products Operating, LP                 7.00           6/01/2067          12,278
      9,000   Enterprise Products Operating, LP                 7.03           1/15/2068           9,508
      4,000   Genesis Energy, LP (b)                            7.88          12/15/2018           4,080
      2,000   MarkWest Energy Partners, LP                      6.75          11/01/2020           2,085
      5,000   MarkWest Energy Partners, LP                      6.50           8/15/2021           5,094
      1,000   Martin Midstream Partners, LP/Finance Corp.       8.88           4/01/2018           1,072
      3,000   NGPL PipeCo., LLC (b)                             7.77          12/15/2037           3,208

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$      5,000  Niska Gas Storage                                 8.88%          3/15/2018     $     5,467
       2,000  Regency Energy Partners, LP                       9.38           6/01/2016           2,285
       1,500  Regency Energy Partners, LP                       6.88          12/01/2018           1,607
       2,000  Sabine Pass LNG, LP                               7.25          11/30/2013           2,075
       2,000  Sabine Pass LNG, LP                               7.50          11/30/2016           2,080
      23,000  Southern Union Co. (g)                            7.20 (e)      11/01/2066          22,712
       1,000  Targa Resources Partners, LP (b)                  6.88           2/01/2021             997
                                                                                            ------------
                                                                                                 123,257
                                                                                            ------------
              Total Energy                                                                       225,937
                                                                                            ------------

              FINANCIALS (18.3%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
       2,000  Nuveen Investments, Inc.                         10.50          11/15/2015           2,090
                                                                                            ------------
              CONSUMER FINANCE (2.7%)
       5,000  Ally Financial, Inc. (b)                          6.25          12/01/2017           5,250
       4,000  American Express Co.                              6.80           9/01/2066           4,210
       5,000  Capital One Financial Corp.                       7.69           8/15/2036           5,169
       6,000  Credit Acceptance Corp.                           9.13           2/01/2017           6,517
      10,000  Ford Motor Credit Co., LLC                        5.75           2/01/2021          10,250
       9,000  General Motors Acceptance Corp.                   6.88           8/28/2012           9,451
       7,000  General Motors Acceptance Corp.                   6.75          12/01/2014           7,490
                                                                                            ------------
                                                                                                  48,337
                                                                                            ------------
              DIVERSIFIED BANKS (0.4%)
       7,500  USB Realty Corp. (b)                              6.09                   -(h)        6,656
                                                                                            ------------
              INVESTMENT BANKING & BROKERAGE (0.0%)
       1,000  Lehman Brothers Holdings, Inc.                    5.75          12/31/2049             256
       1,500  Lehman Brothers Treasury Co. B.V. (f)             0.01          12/29/2011             510
                                                                                            ------------
                                                                                                     766
                                                                                            ------------
              LIFE & HEALTH INSURANCE (2.8%)
       1,000  Americo Life, Inc. (b)                            7.88           5/01/2013           1,051
       3,000  Forethought Financial Group (b)                   8.63           4/15/2021           3,028
       2,000  Great-West Life & Annuity Insurance Co. (b)       7.15           5/16/2046           2,080
      22,000  Lincoln National Corp.                            7.00           5/17/2066          22,964
       2,000  MetLife, Inc.                                    10.75           8/01/2039           2,827
       2,000  Prudential Financial, Inc.                        8.88           6/15/2038           2,470
      18,000  StanCorp Financial Group, Inc.                    6.90           6/01/2067          17,501
                                                                                            ------------
                                                                                                  51,921
                                                                                            ------------
              MULTI-LINE INSURANCE (3.9%)
      21,299  Genworth Financial, Inc.                          6.15          11/15/2066          16,560
      20,000  Glen Meadow (b)                                   6.51           2/12/2067          18,400
      12,034  ILFC E-Capital Trust I (b)                        5.97 (e)      12/21/2065          10,105
      16,362  ILFC E-Capital Trust II (b)                       6.25          12/21/2065          14,153
      12,000  Nationwide Mutual Insurance Co. (b)               5.81          12/15/2024          11,642
                                                                                            ------------
                                                                                                  70,860
                                                                                            ------------
              MULTI-SECTOR HOLDINGS (0.7%)
       2,750  Leucadia National Corp.                           7.13           3/15/2017           2,901
       9,025  Leucadia National Corp.                           8.65           1/15/2027           9,116
                                                                                            ------------
                                                                                                  12,017
                                                                                            ------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
       9,000  ABN AMRO North America Holding Co. (b)            6.47          12/29/2049           8,640
       2,000  AgFirst Farm Credit Bank                          6.59                   -(h)        1,641
       5,000  BankAmerica Institutional Capital (b)             8.07          12/31/2026           5,150
       5,000  Citigroup Capital XXI                             8.30          12/21/2057           5,225
       5,000  General Electric Capital Corp.                    6.38          11/15/2067           5,212
       4,000  General Electric Capital Corp.                    6.38          11/15/2067           4,165
       2,245  NB Capital Trust IV                               8.25           4/15/2027           2,313
                                                                                            ------------
                                                                                                  32,346
                                                                                            ------------

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5  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (1.8%)
$     2,300   Assured Guaranty U.S. Holdings, Inc.              6.40%         12/15/2066     $     1,898
      1,000   Farmers Exchange Capital (b)                      7.05           7/15/2028           1,010
      1,700   Farmers Insurance Exchange (b)                    8.63           5/01/2024           1,965
      1,000   Financial Security Assurance Holdings Ltd. (b)    6.40          12/15/2066             785
      3,780   Hanover Insurance Group, Inc.                     8.21           2/03/2027           3,440
      3,000   Ironshore Holdings, Inc. (b)                      8.50           5/15/2020           3,313
      1,500   Kingsway America, Inc.                            7.50           2/01/2014           1,395
      3,000   Liberty Mutual Group, Inc. (b)                    7.00           3/15/2037           2,958
      2,500   MBIA Insurance Co. (b)                           14.00           1/15/2033           1,513
     14,000   PXRE Capital Trust I                              8.85           2/01/2027          13,422
      2,000   Zenith National Insurance Corp.                   8.55           8/01/2028           2,010
                                                                                            ------------
                                                                                                  33,709
                                                                                            ------------
              REGIONAL BANKS (2.1%)
      1,000   AmSouth Bancorp.                                  6.75          11/01/2025             930
     16,610   Fifth Third Capital Trust IV                      6.50           4/15/2037          16,402
      1,500   First Empire Capital Trust I                      8.23           2/01/2027           1,536
      2,500   Huntington Capital III                            6.65           5/15/2037           2,495
        750   KeyCorp Capital II                                6.88           3/17/2029             736
      4,000   Manufacturers & Traders Trust Co.                 5.63          12/01/2021           3,921
      1,000   Regions Bank                                      6.45           6/26/2037             940
      1,790   Regions Financial Corp.                           7.38          12/10/2037           1,754
      4,500   Susquehanna Capital II                           11.00           3/23/2040           4,882
      5,450   Webster Capital Trust IV                          7.65           6/15/2037           5,486
                                                                                            ------------
                                                                                                  39,082
                                                                                            ------------
              REINSURANCE (0.1%)
      2,000   Max USA Holdings Ltd. (b),(g)                     7.20           4/14/2017           2,053
                                                                                            ------------
              REITs - INDUSTRIAL (0.1%)
      1,500   DuPont Fabros Technology, LP                      8.50          12/15/2017           1,665
                                                                                            ------------
              REITs - OFFICE (0.3%)
      3,055   Reckson Operating Partnership, LP                 6.00           3/31/2016           3,295
      2,000   Reckson Operating Partnership, LP                 7.75           3/15/2020           2,286
                                                                                            ------------
                                                                                                   5,581
                                                                                            ------------
              REITs - RETAIL (0.7%)
      7,000   New Plan Excel Realty Trust, Inc.                 5.13           9/15/2012           6,930
      3,000   New Plan Excel Realty Trust, Inc.                 5.30           1/15/2015           2,932
      2,675   New Plan Excel Realty Trust, Inc.                 5.25           9/15/2015           2,555
      1,550   New Plan Excel Realty Trust, Inc.                 7.50           7/30/2029           1,217
                                                                                            ------------
                                                                                                  13,634
                                                                                            ------------
              REITs - SPECIALIZED (0.7%)
      3,000   Aviv Healthcare Properties (b)                    7.75           2/15/2019           3,187
      3,000   Entertainment Properties Trust (b)                7.75           7/15/2020           3,232
      2,000   Host Hotels & Resorts, LP                         6.75           6/01/2016           2,065
      1,000   Sabra Health Care                                 8.13          11/01/2018           1,055
      2,500   Senior Housing Properties Trust                   6.75           4/15/2020           2,664
                                                                                            ------------
                                                                                                  12,203
                                                                                            ------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
      1,000   Provident Funding Associations, LP (b)           10.25           4/15/2017           1,123
                                                                                            ------------
              Total Financials                                                                   334,043
                                                                                            ------------

              HEALTH CARE (3.1%)
              ------------------
              HEALTH CARE EQUIPMENT (0.3%)
        500   Accellent, Inc.                                   8.38           2/01/2017             539
      1,000   Accellent, Inc. (b)                              10.00          11/01/2017           1,005
        975   Biomet, Inc. (a)                                  6.76           3/25/2015             975
      1,000   Biomet, Inc.                                     10.00          10/15/2017           1,111

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     2,500   Universal Hospital Services, Inc.                 3.83% (e)      6/01/2015     $     2,444
                                                                                            ------------
                                                                                                   6,074
                                                                                            ------------
              HEALTH CARE FACILITIES (1.7%)
      2,855   Community Health Systems, Inc. (a),(c)            2.56           7/25/2014           2,787
      1,000   Community Health Systems, Inc.                    8.88           7/15/2015           1,024
      4,207   HCA, Inc.                                         9.63          11/15/2016           4,544
      2,000   HCA, Inc.                                         8.50           4/15/2019           2,232
      1,500   HCA, Inc.                                         7.25           9/15/2020           1,620
      4,000   HCA, Inc. (b)                                     7.75           5/15/2021           4,220
      2,000   IASIS Healthcare, LLC                             8.75           6/15/2014           2,042
      1,000   LifePoint Hospitals, Inc.                         3.50           5/15/2014           1,094
      3,000   Select Medical Corp.                              7.63           2/01/2015           3,077
      2,000   Tenet Healthcare Corp.                            9.00           5/01/2015           2,180
      1,000   Tenet Healthcare Corp.                            8.00           8/01/2020           1,043
      1,000   United Surgical Partners International, Inc.      8.88           5/01/2017           1,057
      2,000   Vanguard Health Holding Co., LLC (b)              7.75           2/01/2019           2,070
      2,000   Vanguard Health Systems (b)                      10.38           2/01/2016           1,310
                                                                                            ------------
                                                                                                  30,300
                                                                                            ------------
              HEALTH CARE SERVICES (0.6%)
      2,000   Alliance Healthcare Services, Inc.                8.00          12/01/2016           1,990
      2,500   ConvaTec Healthcare (b)                          10.50          12/15/2018           2,712
      1,000   Radiation Therapy Services, Inc.                  9.88           4/15/2017           1,020
      1,000   ResCare, Inc. (b)                                10.75           1/15/2019           1,093
      4,000   STHI Holding Corp. (b)                            8.00           3/15/2018           4,200
                                                                                            ------------
                                                                                                  11,015
                                                                                            ------------
              HEALTH CARE SUPPLIES (0.3%)
      1,000   Bausch & Lomb, Inc.                               9.88          11/01/2015           1,081
      1,000   DJO Finance, LLC                                 10.88          11/15/2014           1,094
      1,000   DJO Finance, LLC (b)                              9.75          10/15/2017           1,055
      2,000   DJO Finance, LLC (b)                              7.75           4/15/2018           2,060
      1,056   VWR Funding, Inc.                                10.25           7/15/2015           1,112
                                                                                            ------------
                                                                                                   6,402
                                                                                            ------------
              HEALTH CARE TECHNOLOGY (0.1%)
      1,000   MedAssets, Inc.                                   8.00          11/15/2018           1,033
                                                                                            ------------
              PHARMACEUTICALS (0.1%)
      1,000   Mylan, Inc. (b)                                   7.63           7/15/2017           1,097
      1,000   Mylan, Inc. (b)                                   7.88           7/15/2020           1,110
                                                                                            ------------
                                                                                                   2,207
                                                                                            ------------
              Total Health Care                                                                   57,031
                                                                                            ------------

              INDUSTRIALS (5.7%)
              ------------------
              AIRLINES (1.7%)
      1,207   America West Airlines, Inc. Pass-Through Trust    6.87           1/02/2017           1,197
        555   America West Airlines, Inc. Pass-Through Trust    7.12           1/02/2017             548
      3,000   American Airlines, Inc. Pass-Through Trust        6.82           5/23/2011           3,007
      5,000   American Airlines, Inc. Pass-Through Trust        7.00           1/31/2018           4,750
      2,000   Continental Airlines, Inc.                        8.75          12/01/2011           2,060
        131   Continental Airlines, Inc. Pass-Through Trust     8.50           5/01/2011             131
      6,411   United Air Lines, Inc. (b)                       12.00           1/15/2016           6,956
      3,747   United Airlines, Inc. Pass-Through Trust          8.03           1/01/2013           3,784
      9,000   US Airways Group, Inc.                            8.50           4/22/2017           9,045
                                                                                            ------------
                                                                                                  31,478
                                                                                            ------------
              BUILDING PRODUCTS (0.2%)
      1,000   Building Materials Corp. of America (b)           6.75           5/01/2021           1,017
        750   USG Corp. (b)                                     9.75           8/01/2014             825
      1,000   USG Corp.                                         6.30          11/15/2016             960
      1,000   USG Corp. (b)                                     8.38          10/15/2018           1,050
                                                                                            ------------
                                                                                                   3,852
                                                                                            ------------

================================================================================

7  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              COMMERCIAL PRINTING (0.2%)
$     2,000   Cenveo Corp.                                      8.88%          2/01/2018     $     2,010
      2,000   Harland Clarke Holdings Corp.                     6.00 (e)       5/15/2015           1,810
                                                                                            ------------
                                                                                                   3,820
                                                                                            ------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
      2,100   American Railcar Industries, Inc.                 7.50           3/01/2014           2,168
      2,000   ArvinMeritor, Inc.                                8.13           9/15/2015           2,115
      2,838   Manitowoc Co., Inc. (a)                           8.00           4/14/2014           2,846
      1,000   Navistar International Corp.                      8.25          11/01/2021           1,117
                                                                                            ------------
                                                                                                   8,246
                                                                                            ------------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
      1,000   Mobile Mini, Inc. (b)                             7.88          12/01/2020           1,068
                                                                                            ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      1,000   International Wire Group, Inc. (b)                9.75           4/15/2015           1,068
                                                                                            ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      1,000   Casella Waste Systems, Inc.                      11.00           7/15/2014           1,141
      1,000   Washington Mutual Bank                            5.55           6/16/2011             369
                                                                                            ------------
                                                                                                   1,510
                                                                                            ------------
              INDUSTRIAL CONGLOMERATES (1.1%)
      1,000   Pinafore, LLC (b)                                 9.00          10/01/2018           1,100
     21,000   Textron Financial Corp. (b)                       6.00           2/15/2067          18,375
                                                                                            ------------
                                                                                                  19,475
                                                                                            ------------
              INDUSTRIAL MACHINERY (0.3%)
        500   Mueller Water Products, Inc.                      7.38           6/01/2017             498
      1,500   Mueller Water Products, Inc.                      8.75           9/01/2020           1,687
      3,000   Thermadyne Holdings Corp. (b)                     9.00          12/15/2017           3,195
                                                                                            ------------
                                                                                                   5,380
                                                                                            ------------
              MARINE (0.1%)
      1,000   General Maritime Corp.                           12.00          11/15/2017             935
      1,000   Teekay Corp.                                      8.50           1/15/2020           1,090
        500   United Maritime Group LLC                        11.75           6/15/2015             525
                                                                                            ------------
                                                                                                   2,550
                                                                                            ------------
              OFFICE SERVICES & SUPPLIES (0.2%)
      1,000   ACCO Brands Corp.                                10.63           3/15/2015           1,127
      1,046   West Corp. (a)                                    2.63          10/24/2013           1,045
      1,750   West Corp. (b)                                    7.88           1/15/2019           1,816
                                                                                            ------------
                                                                                                   3,988
                                                                                            ------------
              RAILROADS (0.4%)
      1,000   Florida East Coast Railway (b)                    8.13           2/01/2017           1,055
      1,600   RailAmerica, Inc.                                 9.25           7/01/2017           1,782
      4,632   Southern Capital Corp. (b)                        5.70           6/30/2022           4,712
                                                                                            ------------
                                                                                                   7,549
                                                                                            ------------
              SECURITY & ALARM SERVICES (0.1%)
      2,000   GEO Group, Inc.                                   7.75          10/15/2017           2,150
                                                                                            ------------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      2,000   United Rentals North America, Inc.                9.25          12/15/2019           2,268
                                                                                            ------------
              TRUCKING (0.5%)
      1,067   Avis Budget Car Rental, LLC                       7.63           5/15/2014           1,094
      3,000   Avis Budget Car Rental, LLC                       9.63           3/15/2018           3,352
      1,000   Avis Budget Car Rental, LLC                       8.25           1/15/2019           1,068
        186   Hertz Corp.                                       8.88           1/01/2014             191
      1,000   Quality Distribution, Inc.                        9.88          11/01/2018           1,045

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     2,000   Western Express, Inc. (b)                        12.50%          4/15/2015     $     1,990
                                                                                            ------------
                                                                                                   8,740
                                                                                            ------------
              Total Industrials                                                                  103,142
                                                                                            ------------

              INFORMATION TECHNOLOGY (2.6%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
      4,000   Avaya, Inc. (b)                                   7.00           4/01/2019           3,980
      2,000   CommScope, Inc. (b)                               8.25           1/15/2019           2,115
                                                                                            ------------
                                                                                                   6,095
                                                                                            ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
      1,500   Fidelity National Information Service, Inc.       7.63           7/15/2017           1,642
      1,000   Fidelity National Information Service, Inc.       7.88           7/15/2020           1,108
      2,000   First American Capital Trust I                    8.50           4/15/2012           2,038
        905   First Data Corp.                                  9.88           9/24/2015             931
        500   First Data Corp. (b)                              7.38           6/15/2019             507
      4,047   First Data Corp. (b)                              8.25           1/15/2021           4,047
      4,047   First Data Corp. (b)                             12.63           1/15/2021           4,452
      1,000   Interactive Data Corp. (b)                       10.25           8/01/2018           1,120
      7,000   SunGard Data Systems, Inc.                       10.25           8/15/2015           7,359
      5,000   Sungard Data Systems, Inc. (b)                    7.38          11/15/2018           5,187
                                                                                            ------------
                                                                                                  28,391
                                                                                            ------------
              INTERNET SOFTWARE & SERVICES (0.1%)
      1,000   Equinix, Inc.                                     8.13           3/01/2018           1,087
                                                                                            ------------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      2,000   MEMC Electronic Materials, Inc. (b)               7.75           4/01/2019           2,095
                                                                                            ------------
              SEMICONDUCTORS (0.5%)
      4,000   Advanced Micro Devices                            8.13          12/15/2017           4,240
      1,000   Freescale Semiconductor, Inc. (b)                10.13           3/15/2018           1,140
      3,000   Freescale Semiconductor, Inc. (b)                 9.25           4/15/2018           3,330
      1,000   Freescale Semiconductor, Inc. (b)                10.75           8/01/2020           1,160
                                                                                            ------------
                                                                                                   9,870
                                                                                            ------------
              Total Information Technology                                                        47,538
                                                                                            ------------

              MATERIALS (2.9%)
              ----------------
              ALUMINUM (0.2%)
      4,000   Aleris International, Inc. (b)                   7.63            2/15/2018           4,110
                                                                                            ------------
              COMMODITY CHEMICALS (0.3%)
      1,000   Georgia Gulf Corp. (b)                           9.00            1/15/2017           1,115
      3,000   Hexion U.S. Finance Corp.                        8.88            2/01/2018           3,270
      1,349   LBI Escrow Corp. (b)                             8.00           11/01/2017           1,508
                                                                                            ------------
                                                                                                   5,893
                                                                                            ------------
              CONSTRUCTION MATERIALS (0.2%)
      3,000   Cemex Finance, LLC (b)                           9.50           12/14/2016           3,206
                                                                                            ------------
              DIVERSIFIED CHEMICALS (0.1%)
      1,071   Huntsman International, LLC                      7.38            1/01/2015           1,103
      1,000   Huntsman International, LLC                      8.63            3/15/2020           1,130
                                                                                            ------------
                                                                                                   2,233
                                                                                            ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      1,250   Scotts Miracle-Gro Co.                           7.25            1/15/2018           1,338
      1,000   Scotts Miracle-Gro Co. (b)                       6.63           12/15/2020           1,036
                                                                                            ------------
                                                                                                   2,374
                                                                                            ------------
              METAL & GLASS CONTAINERS (0.3%)
        500   Crown Americas Capital Corp. (b)                 6.25            2/01/2021             516
      2,000   Graham Packaging Co., LP                         8.25            1/01/2017           2,180

================================================================================

9  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     2,000  Reynolds Group Holdings Ltd. (b)                   8.25%          2/15/2021     $     2,050
                                                                                            ------------
                                                                                                   4,746
                                                                                            ------------
              PAPER PACKAGING (0.3%)
        250   Graphic Packaging Corp. (i)                       8.63           2/15/2012             250
      1,777   Graphic Packaging International, Inc.             9.50           8/15/2013           1,808
      3,000   Packaging Dynamics Corp. (b)                      8.75           2/01/2016           3,120
                                                                                            ------------
                                                                                                   5,178
                                                                                            ------------
              PAPER PRODUCTS (0.6%)
      2,000   ABI Escrow Corp. (b)                             10.25          10/15/2018           2,220
        597   Boise Cascade, LLC                                7.13          10/15/2014             600
      3,000   Georgia Pacific, LLC                              7.25           6/01/2028           3,195
      1,000   NewPage Corp.                                    10.00           5/01/2012             597
      4,000   Verso Paper Holdings, LLC (b)                     8.75           2/01/2019           4,150
                                                                                            ------------
                                                                                                  10,762
                                                                                            ------------
              SPECIALTY CHEMICALS (0.1%)
      2,000   Momentive Performance Materials, Inc. (b)         9.00           1/15/2021           2,158
                                                                                            ------------
              STEEL (0.7%)
      4,000   Atkore International, Inc. (b)                    9.88           1/01/2018           4,365
      2,000   Edgen Murray Corp.                               12.25           1/15/2015           2,030
      4,000   JMC Steel Group (b)                               8.25           3/15/2018           4,180
      1,250   Metals USA, Inc.                                 11.13          12/01/2015           1,320
                                                                                            ------------
                                                                                                  11,895
                                                                                            ------------
              Total Materials                                                                     52,555
                                                                                            ------------

              TELECOMMUNICATION SERVICES (5.4%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.4%)
      1,000   Level 3 Communications, Inc. (a)                 11.50           3/13/2014           1,073
      1,937   Level 3 Financing, Inc.                           9.25          11/01/2014           2,005
      2,000   Level 3 Financing, Inc.                          10.00           2/01/2018           2,165
      2,000   PAETEC Escrow Corp. (b)                           9.88          12/01/2018           2,170
                                                                                            ------------
                                                                                                   7,413
                                                                                            ------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
      3,000   Cincinnati Bell, Inc.                             8.25          10/15/2017           3,060
        500   Cincinnati Bell, Inc.                             8.75           3/15/2018             483
      9,025   Citizens Communications Co.                       9.00           8/15/2031           9,284
      4,000   Frontier Communications Co.                       7.88           1/15/2027           3,860
      1,000   Frontier Communications Corp.                     8.25           4/15/2017           1,090
      1,000   Frontier Communications Corp.                     8.75           4/15/2022           1,083
      3,000   GCI, Inc.                                         8.63          11/15/2019           3,338
      1,519   Hawaiian Telcom Communications, Inc. (a)          9.00          10/28/2015           1,558
      6,000   Qwest Communications International, Inc.          7.50           2/15/2014           6,075
     10,000   Qwest Communications International, Inc.          8.00          10/01/2015          10,969
      4,000   Windstream Corp.                                  7.88          11/01/2017           4,340
      2,000   Windstream Corp. (b)                              7.75          10/15/2020           2,140
      2,000   Windstream Corp. (b)                              7.75          10/01/2021           2,115
                                                                                            ------------
                                                                                                  49,395
                                                                                            ------------
              WIRELESS TELECOMMUNICATION SERVICES (2.3%)
      6,250   Clearwire Communications, LLC (b)                12.00          12/01/2015           6,844
      2,000   Clearwire Communications, LLC (b)                12.00          12/01/2015           2,180
      2,000   Clearwire Communications, LLC (b)                12.00          12/01/2017           2,190
      5,000   Intelsat Jackson Holdings, Ltd. (b)               7.25           4/01/2019           5,112
      1,949   MetroPCS Communications, Inc. (a)                 3.08          11/03/2013           1,954
      2,000   MetroPCS Communications, Inc.                     7.88           9/01/2018           2,151
      2,000   MetroPCS Communications, Inc.                     6.63          11/15/2020           2,010
      3,000   Nextel Communications, Inc.                       6.88          10/31/2013           3,045
      4,000   Nextel Communications, Inc.                       5.95           3/15/2014           4,045
      4,000   Nextel Communications, Inc.                       7.38           8/01/2015           4,027
      2,000   NII Capital Corp.                                 8.88          12/15/2019           2,230

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     2,000   NII Capital Corp.                                 7.63%          4/01/2021     $     2,110
      2,000   Sprint Capital Corp.                              6.88          11/15/2028           1,918
      2,000   Sprint Nextel Corp.                               8.38           8/15/2017           2,270
                                                                                            ------------
                                                                                                  42,086
                                                                                            ------------
              Total Telecommunication Services                                                    98,894
                                                                                            ------------

              UTILITIES (7.3%)
              ----------------
              ELECTRIC UTILITIES (3.1%)
      2,000   Duquesne Light Holdings, Inc. (b)                 6.40           9/15/2020           2,068
        533   FPL Energy National Wind Portfolio, LLC (b)       6.13           3/25/2019             527
        436   FPL Energy Wind Funding, LLC (b)                  6.88           6/27/2017             445
      2,000   FPL Group Capital, Inc.                           7.30           9/01/2067           2,113
      3,000   Otter Tail Corp.                                  9.00          12/15/2016           3,375
      3,000   PNM Resources, Inc.                               9.25           5/15/2015           3,386
     22,630   PPL Capital Funding, Inc.                         6.70           3/30/2067          22,515
        910   Tenaska Oklahoma, LP (b)                          6.53          12/30/2014             926
      3,000   Texas Competitive Electric Holding Co., LLC (b)  11.50          10/01/2020           3,090
      4,000   Texas Competitive Electric Holdings Co., LLC     10.25          11/01/2015           2,605
     19,960   Texas Competitive Electric
                 Holdings, Co., LLC (a)                         3.25          10/10/2014          16,008
                                                                                            ------------
                                                                                                  57,058
                                                                                            ------------
              GAS UTILITIES (0.2%)
      2,500   Amerigas Partnership/Finance Corp.                6.50           5/20/2021           2,594
      1,000   Ferrellgas, LP (b)                                6.50           5/01/2021             985
                                                                                            ------------
                                                                                                   3,579
                                                                                            ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.7%)
      3,000   AES Corp                                          8.00          10/15/2017           3,277
      3,000   AES Corp.                                         8.00           6/01/2020           3,292
      2,000   Calpine Construction Finance Co., LP (b)          8.00           6/01/2016           2,198
      5,000   Calpine Construction Finance Co., LP (b)          7.50           2/15/2021           5,312
      3,000   Calpine Corp. (b)                                 7.88           1/15/2023           3,188
      1,000   Dynegy Holdings, Inc.                             7.50           6/01/2015             880
      2,000   Dynegy Holdings, Inc.                             8.38           5/01/2016           1,755
      3,000   GenOn Escrow Corp. (b)                            9.50          10/15/2018           3,225
      3,000   GenOn Escrow Corp. (b)                            9.88          10/15/2020           3,225
      3,000   Reliant Energy, Inc.                              7.63           6/15/2014           3,143
      2,000   Reliant Energy, Inc.                              7.88           6/15/2017           2,030
                                                                                            ------------
                                                                                                  31,525
                                                                                            ------------
              MULTI-UTILITIES (2.3%)
     10,000   Dominion Resources, Inc.                          6.30           9/30/2066           9,901
      9,790   Integrys Energy Group, Inc.                       6.11          12/01/2066           9,654
     21,025   Puget Sound Energy, Inc.                          6.97           6/01/2067          21,155
                                                                                            ------------
                                                                                                  40,710
                                                                                            ------------
              Total Utilities                                                                    132,872
                                                                                            ------------
              Total Corporate Obligations (cost: $1,130,042)                                   1,243,057
                                                                                            ------------

              EURODOLLAR AND YANKEE OBLIGATIONS (8.0%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              CABLE & SATELLITE (0.0%)
       500    UPC Holding B.V. (b)                              9.88           4/15/2018             560
                                                                                            ------------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
        992   Carnival PLC (b),(j)                              0.27           5/03/2011             992
      3,301   NCL Corp. Ltd. (b)                                9.50          11/15/2018           3,516
                                                                                            ------------
                                                                                                   4,508
                                                                                            ------------
              PUBLISHING (0.2%)
       325    Nielsen Finance, LLC                             11.50           5/01/2016             386

================================================================================

11  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$      1,303  Nielsen Finance, LLC and Nielsen Finance Co.     11.63%          2/01/2014     $     1,544
       1,000  Quebecor Media, Inc.                              7.75           3/15/2016           1,042
                                                                                            ------------
                                                                                                   2,972
                                                                                            ------------
              Total Consumer Discretionary                                                         8,040
                                                                                            ------------

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
       2,000  Viterra, Inc. (b)                                 5.95           8/01/2020           2,025
                                                                                            ------------
              PACKAGED FOODS & MEAT (0.3%)
       5,000  Bracol Holdings Ltd.                             10.25          10/05/2016           5,588
                                                                                            ------------
              Total Consumer Staples                                                               7,613
                                                                                            ------------

              ENERGY (0.6%)
              -------------
              OIL & GAS DRILLING (0.1%)
         247  Delek & Avner-Yam Tethys Ltd. (b)                 5.33           8/01/2013             255
       1,000  Offshore Group Investment Ltd.                   11.50           8/01/2015           1,121
                                                                                            ------------
                                                                                                   1,376
                                                                                            ------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
       2,000  Expro Finance Luxembourg SCA                      8.50          12/15/2016           1,955
                                                                                            ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
        940   Compton Petroleum Finance, Corp.                 10.00           9/15/2017             715
                                                                                            ------------
              OIL & GAS REFINING & MARKETING (0.1%)
       1,000  Petroplus Finance Ltd. (b)                        7.00           5/01/2017             955
                                                                                            ------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
       1,000  Targa Resources Partners, LP (b)                  7.88          10/15/2018           1,060
       5,000  TransCanada Pipelines Ltd.                        6.35           5/15/2067           5,099
                                                                                            ------------
                                                                                                   6,159
                                                                                            ------------
              Total Energy                                                                        11,160
                                                                                            ------------

              FINANCIALS (2.8%)
              -----------------
              DIVERSIFIED BANKS (0.7%)
       1,000  Barclays Bank plc (b)                             5.93          12/31/2049             956
       5,500  BayernLB Capital Trust l                          6.20           3/29/2049           3,548
         786  Groupe BPCE                                      12.50                   -(h)          919
       1,500  Natixis (b)                                      10.00                   -(h)        1,586
       4,000  Royal Bank of Scotland Group plc                  7.64                   -(h)        3,315
       2,000  Standard Chartered plc (b)                        6.41                   -(h)        1,992
                                                                                            ------------
                                                                                                  12,316
                                                                                            ------------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
       4,000  UBS Preferred Funding Trust II                    7.25                   -(h)        4,018
                                                                                            ------------
              MULTI-LINE INSURANCE (1.0%)
       5,000  AXA S.A. (b)                                      6.46                   -(h)        4,606
      12,420  Oil Insurance Ltd. (b)                            7.56                   -(h)       11,669
       2,000  ZFS Finance USA Trust II (b)                      6.45          12/15/2065           2,115
                                                                                            ------------
                                                                                                  18,390
                                                                                            ------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
       2,000  ING Capital Funding Trust III                     3.91 (e)               -(h)        1,939
       6,986  ING Groep N.V.                                    5.78                   -(h)        6,567
                                                                                            ------------
                                                                                                   8,506
                                                                                            ------------
              PROPERTY & CASUALTY INSURANCE (0.2%)
       3,000  Catlin Insurance Co. Ltd. (b)                     7.25                   -(h)        2,887
                                                                                            ------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.0%)
$     2,000   Glitnir Banki hf, acquired 1/25/2008; cost
                   $1,830(b),(f),(k)                            4.75%         10/15/2011     $       610
      1,000   Kaupthing Bank hf, acquired 1/25/2008; cost
                   $888(b),(f),(k)                              5.75          10/04/2011             285
                                                                                            ------------
                                                                                                     895
                                                                                            ------------
              SPECIALIZED FINANCE (0.2%)
      4,000   XL Capital Ltd.                                   6.50                   -(h)        3,840
                                                                                            ------------
              Total Financials                                                                    50,852
                                                                                            ------------

              HEALTH CARE (0.3%)
              ------------------
              BIOTECHNOLOGY (0.1%)
      2,000   Giant Funding Corp. (b)                           8.25           2/01/2018           2,080
                                                                                            ------------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
      2,000   Novasep Holding SAS (b)                           9.75          12/15/2016           1,273
                                                                                            ------------
              PHARMACEUTICALS (0.1%)
      2,000   Valeant Pharmaceuticals International, Inc. (b)   6.75           8/15/2021           1,947
                                                                                            ------------
              Total Health Care                                                                    5,300
                                                                                            ------------

              INDUSTRIALS (0.7%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
      2,000   Bombardier, Inc. (b)                              7.50           3/15/2018           2,222
                                                                                            ------------
              AIR FREIGHT & LOGISTICS (0.1%)
      2,000   Dematic S.A.S (b)                                 8.75           5/01/2016           2,052
                                                                                            ------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
      1,000   CNH Global N.V. (b)                               7.88          12/01/2017           1,123
                                                                                            ------------
              MARINE (0.3%)
      2,000   Navios Maritime Acquisition Corp.                 8.63          11/01/2017           2,116
      3,000   Navios Maritime Holdings, Inc. (b)                8.13           2/15/2019           3,048
      1,000   Stena AB                                          7.00          12/01/2016           1,024
                                                                                            ------------
                                                                                                   6,188
                                                                                            ------------
              RAILROADS (0.1%)
      1,000   Kansas City Southern de Mexico, S.A. de C.V.      8.00           2/01/2018           1,111
                                                                                            ------------
              Total Industrials                                                                   12,696
                                                                                            ------------

              INFORMATION TECHNOLOGY (0.0%)
              -----------------------------
              SEMICONDUCTORS (0.0%)
       320    NXP B.V./NXP Funding LLC                         10.00           7/15/2013             360
                                                                                            ------------
              MATERIALS (1.9%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
      1,000   Nova Chemicals Corp.                              8.38          11/01/2016           1,131
                                                                                            ------------
              CONSTRUCTION MATERIALS (0.1%)
      1,000   CEMEX, S.A. de C.V. (b)                           9.00           1/11/2018           1,042
                                                                                            ------------
              DIVERSIFIED CHEMICALS (0.2%)
        500   INEOS Finance plc (b)                             9.00           5/15/2015             551
      3,000   INEOS Group Holdings plc (b)                      8.50           2/15/2016           3,120
                                                                                            ------------
                                                                                                   3,671
                                                                                            ------------
              METAL & GLASS CONTAINERS (0.2%)
      4,750   Ardagh Packaging Finance plc (b)                  7.38          10/15/2017           5,117
                                                                                            ------------
              PAPER PACKAGING (0.4%)
      3,000   JSG Funding plc                                   7.75           4/01/2015           3,087

================================================================================

13  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     4,000   Smurfit Capital                                   7.50%         11/20/2025     $     3,855
                                                                                            ------------
                                                                                                   6,942
                                                                                            ------------
              PAPER PRODUCTS (0.7%)
      2,109   Catalyst Paper Corp. (b)                         11.00          12/15/2016           2,120
      3,000   Mercer International, Inc.                        9.50          12/01/2017           3,307
      6,315   Sappi Papier Holding AG (b)                       7.50           6/15/2032           5,805
      2,000   Sappi Papier Holding GmbH (b)                     6.63           4/15/2021           2,048
                                                                                            ------------
                                                                                                  13,280
                                                                                            ------------
              STEEL (0.2%)
      3,000   FMG Resources (August 2006) (b)                   6.88           2/01/2018           3,168
      1,000   Severstal Columbus Escrow, LLC                   10.25           2/15/2018           1,120
                                                                                            ------------
                                                                                                   4,288
                                                                                            ------------
              Total Materials                                                                     35,471
                                                                                            ------------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.3%)
      3,000   Global Crossing Ltd.                             12.00           9/15/2015           3,510
      2,000   Global Crossing Ltd. (b)                          9.00          11/15/2019           2,420
                                                                                            ------------
                                                                                                   5,930
                                                                                            ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      5,000   Intelsat Bermuda Ltd.                            11.25           6/15/2016           5,338
      3,000   Intelsat Jackson Holdings, Ltd. (a)               3.29           2/01/2014           2,951
                                                                                            ------------
                                                                                                   8,289
                                                                                            ------------
              Total Telecommunication Services                                                    14,219
                                                                                            ------------
              Total Eurodollar and Yankee Obligations (cost: $130,070)                           145,711
                                                                                            ------------

              ASSET-BACKED SECURITIES (0.4%)

              FINANCIALS (0.4%)
              -----------------
              ASSET-BACKED FINANCING (0.4%)
         85   Banc of America Securities Auto Trust             5.51           2/19/2013              85
        887   CWHEL                                             0.46          12/15/2035             505
      8,000   SLM Student Loan Trust                            0.73           7/15/2036           6,459
                                                                                            ------------

              Total Financials                                                                     7,049
                                                                                            ------------
              Total Asset-Backed Securities (cost: $6,058)                                         7,049
                                                                                            ------------

              COMMERCIAL MORTGAGE SECURITIES (2.3%)

              FINANCIALS (2.3%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.3%)
      1,416   Banc of America Commercial Mortgage, Inc. (b)     5.46           9/10/2047           1,299
      7,510   Banc of America Commercial Mortgage, Inc. (b)     6.14           9/10/2047           7,905
      2,000   BCRR Trust (b)                                    5.86           7/17/2040           2,069
      4,000   Bear Stearns Commercial Mortgage Securities,
                    Inc.                                        5.21           2/11/2041           3,806
      3,000   Commercial Mortgage Loan Trust                    5.54          12/11/2049           2,957
      1,000   Credit Suisse First Boston Mortgage Securities
                    Corp. (b)                                   5.78          12/15/2035             953
      3,213   Credit Suisse First Boston Mortgage Securities
                    Corp. (b)                                   5.02           1/15/2037           3,007
      5,000   GE Capital Commercial Mortgage Corp.              5.61          12/10/2049           4,711
      1,000   GS Mortgage Securities Corp. II                   5.53           8/10/2038             920
      2,151   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                            5.32           1/12/2043           2,216

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     3,378   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                          5.33%          12/15/2044    $      3,307
      3,000   J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                          5.41            5/15/2047           2,852
      3,750   Merrill Lynch Mortgage Trust                     5.10            7/12/2038           3,482
      1,755   Morgan Stanley Capital I, Inc.                   5.15            8/13/2042           1,613
      1,445   Morgan Stanley Capital I, Inc.                   5.17            8/13/2042           1,412
                                                                                            ------------
                                                                                                  42,509
                                                                                            ------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      1,005   Credit Suisse First Boston Corp., acquired
                    6/13/2003; cost $221(k)                    1.65            5/17/2040              59
                                                                                            ------------
              Total Financials                                                                    42,568
                                                                                            ------------
              Total Commercial Mortgage Securities (cost: $34,647)                                42,568
                                                                                            ------------

              MUNICIPAL BONDS (0.2%)

              CASINOS & GAMING (0.2%)
      2,000   Mashantucket (Western) Pequot Tribe, acquired
                   10/05/2009; cost $1,410(b),(f),(k)          5.91            9/01/2021             775
      2,405   Seneca Nation of Indians Capital Improvements
                   Auth.                                       6.75           12/01/2013           2,376
                                                                                            ------------
                                                                                                   3,151
                                                                                            ------------

              SPECIAL ASSESSMENT/TAX/FEE (0.0%)
        675   Erie County Tobacco Asset Securitization Corp.   6.00            6/01/2028             577
                                                                                            ------------
              Total Municipal Bonds (cost: $4,477)                                                3 ,728
                                                                                            ------------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (18.1%)

              COMMON STOCKS (4.4%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
     56,444   Lear Corp.                                                                           2,887
        427   MD Investors Corp.*(i)                                                                  --
                                                                                            ------------
                                                                                                   2,887
                                                                                            ------------
              BROADCASTING (0.2%)
     69,330   Charter Communications, Inc. "A"*                                                    4,086
     30,000   Sinclair Broadcast Group, Inc. "A"                                                     345
                                                                                            ------------
                                                                                                   4,431
                                                                                            ------------
              CABLE & SATELLITE (0.2%)
     93,350   Comcast Corp. "A"                                                                    2,449
      6,666   Time Warner Cable, Inc.                                                                521
                                                                                            ------------
                                                                                                   2,970
                                                                                            ------------
              DEPARTMENT STORES (0.1%)
     89,363   Macy's, Inc.                                                                         2,137
                                                                                            ------------
              GENERAL MERCHANDISE STORES (0.2%)
     54,685   Target Corp.                                                                         2,685
                                                                                            ------------

================================================================================

15  | USAA High-Yield Opportunities Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              PUBLISHING (0.0%)
     50,096   American Media, Inc., acquired 12/22/2010; cost $969*(b),(i),(k)                 $         835
                                                                                               -------------
              Total Consumer Discretionary                                                            15,945
                                                                                               -------------

              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.1%)
     69,549   Walgreen Co.                                                                             2,971
                                                                                               -------------
              HOUSEHOLD PRODUCTS (0.2%)
     47,242   Kimberly-Clark Corp.                                                                     3,121
                                                                                               -------------
              Total Consumer Staples                                                                   6,092
                                                                                               -------------

              ENERGY (0.7%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
     37,302   Chevron Corp.                                                                            4,082
     47,063   Royal Dutch Shell plc "A" ADR                                                            3,647
                                                                                               -------------
                                                                                                       7,729
                                                                                               -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    169,107   Energy Partners Ltd.*                                                                    3,079
                                                                                               -------------
              OIL & GAS REFINING & MARKETING (0.0%)
     15,000   Valero Energy Corp.                                                                        424
                                                                                               -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     39,240   Spectra Energy Corp.                                                                     1,140
                                                                                               -------------
              Total Energy                                                                            12,372
                                                                                               -------------

              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
     64,582   MetLife, Inc.                                                                            3,022
                                                                                               -------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     67,332   JPMorgan Chase & Co.                                                                     3,072
                                                                                               -------------
              REITs - OFFICE (0.0%)
     10,000   MPG Office Trust, Inc.*                                                                     33
                                                                                               -------------
              REITs - SPECIALIZED (0.0%)
     10,000   Entertainment Properties Trust                                                             476
     10,000   Strategic Hotel Capital, Inc.*                                                              68
     10,951   Sunstone Hotel Investors, Inc.*                                                            115
                                                                                               -------------
                                                                                                         659
                                                                                               -------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    115,241   People's United Financial, Inc.                                                          1,578
                                                                                               -------------
              Total Financials                                                                         8,364
                                                                                               -------------

              HEALTH CARE (0.6%)
              ------------------
              HEALTH CARE EQUIPMENT (0.0%)
      3,407   Insight Health Services, Inc., acquired 6/01/2009; cost $756*(i),(k)                       234
                                                                                               -------------
              HEALTH CARE FACILITIES (0.1%)
     20,000   Community Health Systems, Inc.*                                                            614
                                                                                               -------------
              PHARMACEUTICALS (0.5%)
     86,423   Eli Lilly and Co.                                                                        3,199
     50,662   Johnson & Johnson                                                                        3,329
     52,607   Novartis AG ADR                                                                          3,113
                                                                                               -------------
                                                                                                       9,641
                                                                                               -------------
              Total Health Care                                                                       10,489
                                                                                               -------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES      SECURITY                                                                                (000)
------------------------------------------------------------------------------------------------------------
               INDUSTRIALS (0.1%)
               ------------------
               BUILDING PRODUCTS (0.1%)
      20,000   Masco Corp.                                                                      $        268
      32,962   Nortek, Inc.*                                                                           1,418
         596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(b),(i)                                --
                                                                                                ------------
                                                                                                       1,686
                                                                                                ------------
               COMMERCIAL PRINTING (0.0%)
       8,536   Quad Graphics, Inc.*                                                                      342
                                                                                                ------------
               Total Industrials                                                                       2,028
                                                                                                ------------

               INFORMATION TECHNOLOGY (0.4%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      42,548   Automatic Data Processing, Inc.                                                         2,313
                                                                                                ------------
               IT CONSULTING & OTHER SERVICES (0.1%)
      12,307   International Business Machines Corp.                                                   2,099
                                                                                                ------------
               SYSTEMS SOFTWARE (0.2%)
     115,450   Microsoft Corp.                                                                         3,004
                                                                                                ------------
               Total Information Technology                                                            7,416
                                                                                                ------------

               MATERIALS (0.7%)
               ----------------
               COMMODITY CHEMICALS (0.5%)
      60,988   LyondellBasell Industries                                                               2,714
      34,070   Tronox, Inc.*                                                                           5,264
                                                                                                ------------
                                                                                                       7,978
                                                                                                ------------
               PAPER PRODUCTS (0.2%)
      23,377   AbitibiBowater, Inc.*                                                                     625
     111,500   International Paper Co.                                                                 3,443
                                                                                                ------------
                                                                                                       4,068
                                                                                                ------------
               STEEL (0.0%)
      20,000   Worthington Industries, Inc.                                                              431
                                                                                                ------------
               Total Materials                                                                        12,477
                                                                                                ------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     109,203   AT&T, Inc.                                                                             3,398
                                                                                                ------------

               UTILITIES (0.0%)
               ----------------
               ELECTRIC UTILITIES (0.0%)
      10,000   Progress Energy, Inc.                                                                     474
                                                                                                ------------
               Total Common Stocks (cost: $64,990)                                                    79,055
                                                                                                ------------

PRINCIPAL
AMOUNT
$(000)/
SHARES
------------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (2.0%)

               CONSUMER STAPLES (0.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.6%)
     120,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)             11,044
                                                                                                ------------

================================================================================

17  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                MARKET
$(000)/                                                                                                VALUE
SHARES        SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              FINANCIALS (1.2%)
              -----------------
              CONSUMER FINANCE (0.3%)
    200,000   GMAC Capital Trust I*                                                            $       5,192
                                                                                               -------------
              DIVERSIFIED BANKS (0.4%)
     40,000   Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                          1,026
      8,000   US Bancorp, 7.19%, perpetual                                                             6,828
                                                                                               -------------
                                                                                                       7,854
                                                                                               -------------
              LIFE & HEALTH INSURANCE (0.2%)
    120,000   Delphi Financial Group, Inc., 7.38%, perpetual                                           2,912
                                                                                               -------------
              PROPERTY & CASUALTY INSURANCE (0.0%)
     $2,000   Security Capital Assurance Ltd., 6.88%, perpetual(i)                                        --
                                                                                               -------------
              REINSURANCE (0.1%)
      3,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007 - 3/09/2007;
              cost $3,109*(k)                                                                          1,650
     $1,000   Swiss Re Capital I, LP, 6.85%, perpetual(b)                                                999
                                                                                               -------------
                                                                                                       2,649
                                                                                               -------------
              REITs - OFFICE (0.1%)
     20,000   MPG Office Trust, Inc., 7.63%, perpetual*                                                  342
     20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual*               506
                                                                                               -------------
                                                                                                         848
                                                                                               -------------
              REITs - SPECIALIZED (0.1%)
     70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual*                                  1,880
     20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                 496
                                                                                               -------------
                                                                                                       2,376
                                                                                               -------------
              Total Financials                                                                        21,831
                                                                                               -------------

              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      2,000   Centaur Funding Corp., 9.08%(b)                                                          2,251
     30,000   Crown Castle International Corp., 6.25%, cumulative redeemable, perpetual (d)            1,817
                                                                                               -------------

              Total Telecommunication Services                                                         4,068
                                                                                               -------------
              Total Preferred Securities (cost: $37,903)                                              36,943
                                                                                               -------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (11.7%)
  1,414,165   iShares iBoxx High Yield Corporate Bond Fund                                           131,305
  2,002,609   SPDR Barclay Capital High Yield Bond Fund(l)                                            81,907
                                                                                               -------------
              Total Exchange-Traded Funds (cost: $205,119)                                           213,212
                                                                                               -------------

              WARRANTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              BROADCASTING (0.0%)
      5,016   Charter Communications Inc. "A"*                                                            92
        250   Ono Finance plc, acquired 7/16/2001-1/24/2002; cost $0*(b),(i),(k)                          18
                                                                                               -------------
                                                                                                         110
                                                                                               -------------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              PUBLISHING (0.0%)
     12,745   Reader's Digest Association, Inc.*(i)                                                       --
                                                                                               -------------
              Total Consumer Discretionary                                                               110
                                                                                               -------------
              Total Warrants (cost: $28)                                                                 110
                                                                                               -------------
              Total Equity Securities (cost: $308,040)                                               329,320
                                                                                               -------------

PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                            RATE           MATURITY
------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.4%)

              COMMERCIAL PAPER (1.4%)

              Energy (0.5%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
$      5,039  FMC Technologies, Inc. (b),(j)                   0.32%          5/03/2011                5,039
                                                                                               -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       3,350  Apache Corp. (b),(j)                             0.32           5/04/2011                3,350
                                                                                               -------------
              Total Energy                                                                             8,389
                                                                                               -------------

              MATERIALS (0.9%)
              ----------------
              PAPER PACKAGING (0.9%)
      17,050  Sonoco Products Co.                              0.31           5/02/2011               17,050
                                                                                               -------------
              Total Money Market Instruments (cost: $25,439)                                          25,439
                                                                                               -------------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.3%)

              MONEY MARKET FUNDS (0.3%)
   6,262,000  Fidelity Institutional Money Market Portfolio, 0.16% (m)                                  6,262
                                                                                               --------------
              Total Short-term Investments Purchased With Cash Collateral
              From Securities Loaned (cost: $6,262)                                                     6,262
                                                                                               --------------

              TOTAL INVESTMENTS (COST: $1,645,035)                                             $    1,803,134
                                                                                               ==============

================================================================================

19  | USAA High-Yield Opportunities Fund

================================================================================


($ IN 000s)                                                                  VALUATION HIERARCHY
                                                                             -------------------
                                                    (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                                  QUOTED PRICES            OTHER            SIGNIFICANT
                                                     IN ACTIVE          SIGNIFICANT        UNOBSERVABLE
                                                      MARKETS           OBSERVABLE            INPUTS
                                                   FOR IDENTICAL          INPUTS
ASSETS                                                ASSETS                                                         TOTAL
--------------------------------------------------------------------------------------------------------------------------
BONDS:
  CORPORATE OBLIGATIONS                           $             --    $   1,242,807        $        250       $  1,243,057
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                                   --          145,711                  --            145,711
  ASSET-BACKED SECURITIES                                       --            7,049                  --              7,049
  COMMERCIAL MORTGAGE SECURITIES                                --           42,568                  --             42,568
  MUNICIPAL BONDS                                               --            3,728                  --              3,728
EQUITY SECURITIES:
  COMMON STOCKS                                             77,986               --               1,069             79,055
  PREFERRED SECURITIES                                       5,192           31,751                  --             36,943
  EXCHANGE-TRADED FUNDS                                    213,212               --                  --            213,212
  WARRANTS                                                      92               --                  18                110
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                              --           25,439                  --             25,439
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                                        6,262                --                  --              6,262
--------------------------------------------------------------------------------------------------------------------------
Total                                             $       302,744     $   1,499,053        $      1,337       $  1,803,134
--------------------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               CORPORATE
                                                             OBLIGATIONS              COMMON STOCKS               WARRANTS
--------------------------------------------------------------------------------------------------------------------------
 Balance as of July 31, 2010                                          $-                         $-                     $-
 Purchases                                                             -                      1,726                      -
 Sales                                                                 -                          -                      -
 Transfers into Level 3                                              254                          -                      -
 Transfers out of Level 3                                              -                          -                      -
 Net realized gain (loss)                                              -                          -                      -
 Change in net unrealized appreciation/depreciation                   (4)                      (657)                    18
--------------------------------------------------------------------------------------------------------------------------
 Balance as of April 30, 2011                                       $250                     $1,069                    $18
--------------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels 1 and 2. Corporate obligations with a fair value of $254,000 were transferred from Level 2 to Level
3. Due to an assessment of events at the end of the reporting period, these securities were valued using the bond at par as it neared maturity. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: High-Yield Opportunities Fund Shares (Fund Shares), High-Yield Opportunities Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, High-Yield Opportunities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

21  | USAA High-Yield Opportunities Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, which are valued based on methods discussed in Note A1, and commercial paper, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly-issued common stock was received in exchange for notes held by the Fund. The fair value methods included using inputs such as estimated earnings per share, equity multipliers chosen in relation to similar issuers, and other relevant information related to the securities. Fair value methods also included valuing a bond at par based on the Manager's assumption that the issuer will repay the principal at maturity, and valuing warrants based on the amount of cash the Manager expects to receive upon exercise. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the

================================================================================

23  | USAA High-Yield Opportunities Fund

================================================================================

borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $6,135,000.

F. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $177,441,000 and $19,342,000, respectively, resulting in net unrealized appreciation of $158,099,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,822,392,000 at April 30, 2011, and, in total, may not equal 100%. Investments in foreign securities were 8.2% of net assets at April 30, 2011. A category percentage of 0.0% represents less than 0.1% of net assets.

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares      Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT         Real estate investment trust
SPDR         Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At April 30, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $4,553,000, which included when-issued securities of $4,523,000, of which $500,000 were sold prior to month end.
(d) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2011.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) At April 30, 2011, portions of these securities were segregated to cover delayed- delivery and/or when-issued purchases.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Security was fair valued at April 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

25  | USAA High-Yield Opportunities Fund

================================================================================

(j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2011, was $4,466,000, which represented 0.2% of the Fund's net assets.
(l) The security or a portion thereof was out on loan as of April 30, 2011.
(m) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  26

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.